UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-07390
Boulder Total Return Fund, Inc.
(Exact name of registrant as specified in charter)
1680 38th Street, Suite 800 Boulder, CO 80301
(Address of principal executive offices) (Zip code)
Stephen C. Miller, Esq. 1680 38th Street, Suite 800 Boulder, CO 80301
(Name and address of agent for service)

Registrant's telephone number, including area code:		303-444-5483

Date of fiscal year end:	November 30, 2005

Date of reporting period:	August 31, 2005

Item 1. Schedule of Investments. –  The schedule of investments for the period ended August 31, 2005 is filed herewith.

Portfolio of Investments as of August 31, 2005
(Unaudited)	Boulder Total Return Fund, Inc.

Shares	Description	Value (Note 1)
LONG TERM INVESTMENTS—110.2%
DOMESTIC COMMON STOCKS—106.1%
Beverages—7.4%
323,000	Anheuser-Busch Companies, Inc.	$14,312,130
150,000	Pepsi Bottling Group, Inc.	4,422,000
		18,734,130

Diversified—30.4%
690	Berkshire Hathaway Inc., Class A (+)	57,373,500
7,010	Berkshire Hathaway Inc., Class B (+)	19,459,760
		76,833,260

Financial Services—12.7%
293,360	Citigroup, Inc.	12,840,367
177,000	Doral Financial Corp.	2,538,180
120,000	Federated Investors, Inc.	3,727,200
698,000	Providian Financial Corporation (+)	12,982,800
		32,088,547

Insurance—6.7%
60,000	Fidelity National Financial, Inc.	2,347,200
120,000	First American Corporation	4,993,200
169,250	Marsh & McLennan Companies, Inc.	4,747,463
90,000	Torchmark Corporation	4,746,600
		16,834,463

Manufacturing—3.8%
150,500	Eaton Corporation	9,619,960

Pharmaceuticals—5.9%
63,000	Bristol-Meyers Squibb Company	1,541,610
90,000	Forest Laboratories, Inc. (+)	3,996,000
150,000	Merck & Company, Inc.	4,234,500
200,000	Pfizer, Inc.	5,094,000
		14,866,110

REITS—22.2%
400,000	First Industrial Realty Trust, Inc.	15,160,000
400,000	Hospitality Properties Trust	17,344,000
1,300,000	HRPT Properties Trust	16,640,000
60,000	Pan Pacific Retail Properties, Inc.	3,976,200
50,000	Regency Centers Corporation	2,916,500
		56,036,700

Retail—14.5%
190,500	Wal-Mart Stores, Inc.	8,564,880
590,000	Yum! Brands, Inc.	27,954,200
		36,519,080

Savings & Loan Companies—2.5%
153,000	Washington Mutual, Inc.	6,361,740

	Total Domestic Common Stocks (cost $185,127,538)	267,893,990

FOREIGN COMMON STOCKS—4.1%
Netherlands—1.2%
95,117	Heineken NV	$3,063,697

New Zealand—1.2%
3,750,136	Kiwi Income Property Trust	3,012,049

United Kingdom—1.7%
75,000	Diageo PLC, Sponsored ADR	4,328,250

	Total Foreign Common Stocks (cost $9,128,143)	10,403,996

	Total Long Term Investments (cost $194,255,681)	278,297,986
SHORT TERM INVESTMENTS—18.4%

Par Value
BANK DEPOSIT—0.5%
1,431,000	Investors Bank & Trust Money Market Deposit Account, 2.750% due 9/01/05 (cost $1,431,000)	1,431,000

Shares
AUCTION MARKET PREFERRED SECURITIES—9.9%
110	Calamos Convertible Opportunities & Income Fund, Series TH7	2,750,000
100	Calamos Strategic Total Return, Series A	2,500,000
120	Cohen & Steers Income Fund, Inc., Series TH28	3,000,000
27	Evergreen Managed Income Fund, Inc., Series TH28	675,000
120	Flaherty & Crumrine Claymore Preferred Securities, Income Fund, Series T7	3,000,000
48	Pimco Corporate Income Fund, Series T	1,200,000
110	Pimco Corporate Opportunity Fund, Series TH	2,750,000
110	Pimco Floating Rate Income Fund, Series TH	2,750,000
40	Western Asset Premier Bond Fund, Series M	1,000,000
200	Western Asset/Claymore US Treasury Inflation Protected Securities Fund, Series TH	5,000,000

	Total Auction Market Preferred Securities (cost $24,625,000)	24,625,000

Par Value
FOREIGN GOVERNMENT BONDS—3.1%
United Kingdom—3.1%
$2,700,000	UK Gilt Treasury Bond, 8.500% due 12/07/05	4,911,454
1,620,000	UK Treasury Bill, .000% due 10/24/05 (*)	2,895,878
		7,807,332

	Total FOREIGN GOVERNMENT BONDS (cost $7,703,877)	7,807,332

U.S. TREASURY BILLS—4.9%
$2,500,000	3.270% due 9/01/05	$2,500,000
4,400,000	3.315% due 10/13/05	4,382,983
5,600,000	3.330% due 10/13/05	5,578,589

	Total U.S. Treasury Bills (cost $12,461,572)	12,461,572

	Total Short Term Investments (cost $46,221,449)	46,324,904

Total Investments — 128.6% (cost $240,477,130)		324,622,890
	Other Assets and Liabilities	5,326,967
	Total Net Assets Available to Common Stock and Preferred Stock	329,949,857
	Auction Market Preferred Stock (AMPs) Redemption Value	(77,500,000)

	Total Net Assets Available to Common Stock	252,449,857

(+)           Non-income producing security.

(*)           Zero coupon bond.

ADR -     American Depository Receipt.

Boulder Total Return Fund, Inc.

August 31, 2005 (Unaudited)

Note 1.  Valuation and Investment Practices

Portfolio Valuation:  The net asset value of the Fund’s Common Stock is determined by the Fund’s administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund’s net assets attributable to common shares by the number of shares of Common Stock outstanding. The value of the Fund’s net assets attributable to common shares is deemed to equal the value of the Fund’s total assets less (i) the Fund’s liabilities and (ii) the aggregate liquidation value of the outstanding Taxable Auction Market Preferred Stock. Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange or the NASDAQ Official Close Price (“NOCP”) on the day of valuation. In the absence of sales of listed securities and with respect to securities for which the most recent sale prices are not deemed to represent fair market value and unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices when quoted prices for investments are readily available. Investments for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are considered comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less at the time of purchase, are valued at amortized cost.

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded using the interest method.

Dividend income is recorded at management’s estimate of the income included in distributions received from investments in real estate investment trusts (“REITs”) and registered investment companies (“RICs”).  Distributions received in excess of this amount are recorded as a reduction of the cost of investments.  The actual amounts of income and return of capital are determined by each REIT or RIC only after its fiscal year-end, and may differ from the estimated amounts.

Repurchase Agreements: The Fund may engage in repurchase agreement transactions. The Fund’s Management reviews and approves periodically the eligibility of the banks and dealers with which the Fund enters into repurchase agreement transactions. The value of the collateral underlying such transactions is at least equal at all times to the total amount of the repurchase obligations, including interest. The Fund maintains possession of the collateral and, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is the possibility of loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities.

Note 2.  Unrealized Appreciation/ (Depreciation)

On August 31, 2005, the net unrealized appreciation on investments based on cost of $237,889,414 for federal income tax purposes was $86,733,476, consisting of $93,647,162 aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost and $(6,913,686) aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value.

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (17CFR 270.30a-3(c)), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BOULDER TOTAL RETURN FUND, INC.

By	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date	10/7/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date	10/7/05

By	/s/ Carl D. Johns
Carl D. Johns, Chief Financial Officer, Vice President and Treasurer
(Principal Financial Officer)

Date	10/7/05